Debt - Summary of Short- and Long-Term Debt (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 564,030,102	$ 628,382,956
Less: Short-term debt and current portion of long-term debt	145,222,672	148,083,184	$ 7,055
Long-term debt	$ 418,807,430	480,299,772	$ 20,347
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2073
Borrowings	$ 12,882,081	$ 13,403,133
Euro Nc10 series B capital securities interest rate 6.375% maturing 2073 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2073
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	18,818
Less: Short-term debt and current portion of long-term debt	84,856,270	$ 53,062,260
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Less: Short-term debt and current portion of long-term debt	13,350	13,910
Line of credit and others [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	84,904,014	53,119,526
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 159,533,549	$ 186,531,417
U.S. dollars [member] | Fixed-rate Senior notes interest rate 3.125% maturing 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.125%	3.125%	3.125%
Borrowings maturity		2022
Borrowings		$ 31,917,920
U.S. dollars [member] | Fixed-rate Senior notes interest rate 3.625% maturing 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.625%	3.625%	3.625%
Borrowings maturity	2029	2029
Borrowings	$ 20,583,500	$ 19,948,700
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.375% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.375%	6.375%	6.375%
Borrowings maturity	2035	2035
Borrowings	$ 20,199,206	$ 19,576,258
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.125%	6.125%	6.125%
Borrowings maturity	2037	2037
Borrowings	$ 7,599,943	$ 7,365,559
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2040 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.125%	6.125%	6.125%
Borrowings maturity	2040	2040
Borrowings	$ 41,167,000	$ 39,897,400
U.S. dollars [member] | Fixed Rate Senior Notes Interest Rate 4.375% Maturing 2042 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2042	2042
Borrowings	$ 23,671,025	$ 22,941,005
U.S. dollars [member] | Fixed-rate Senior notes interest rate 4.375% maturing 2049 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2049	2049
Borrowings	$ 25,729,375	$ 24,935,875
U.S. dollars [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2022
Borrowings	$ 14,723,980
U.S. dollars [member] | Fixed-rate Senior notes interest rate 2.875% maturing 2030
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.875%	2.875%	2.875%
U.S. dollars [member] | Fixed Rate Senior Notes Interest Rate 2.875% Maturing 2030
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2030	2030
Borrowings	$ 20,583,500	$ 19,948,700
U.S. dollars [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.35%		0.35%
U.S. dollars [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.70%		0.70%
Mexican pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 51,656,585	$ 51,282,881
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 6.450% Maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.45%	6.45%	6.45%
Borrowings maturity	2022	2022
Borrowings	$ 22,500,000	$ 22,500,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 7.125% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.125%	7.125%	7.125%
Borrowings maturity	2024	2024
Borrowings	$ 11,000,000	$ 11,000,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 0.000% Maturing 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	0.00%	0.00%
Borrowings maturity	2025	2025
Borrowings	$ 5,284,885	$ 4,911,181
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 8.460% Maturing 2036 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.46%	8.46%	8.46%
Borrowings maturity	2036	2036
Borrowings	$ 7,871,700	$ 7,871,700
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.360% Maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.36%	8.36%	8.36%
Borrowings maturity	2037	2037
Borrowings	$ 5,000,000	$ 5,000,000
Mexican pesos [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2022	2021
Borrowings	$ 34,080,000	$ 27,100,000
Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	167,396,781	224,928,934
Euros [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,882,081	$ 13,403,133
Euros [member] | Fixed rate senior notes interest rate 3.000% maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.00%
Borrowings maturity		2021
Borrowings		$ 24,369,332
Euros [member] | Fixed rate senior notes interest rate 3.125% maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.125%
Borrowings maturity		2021
Borrowings		$ 18,276,999
Euros [member] | Fixed rate senior notes interest rate 4.000% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%	4.00%	4.00%
Borrowings maturity	2022	2022
Borrowings	$ 17,566,473	$ 18,276,999
Euros [member] | Fixed rate senior notes interest rate 4.750% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.75%	4.75%	4.75%
Borrowings maturity		2022
Borrowings		$ 18,276,999
Euros [member] | Fixed rate senior notes interest rate 3.500% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%	3.50%	3.50%
Borrowings maturity	2023	2023
Borrowings	$ 7,026,589	$ 7,310,800
Euros [member] | Fixed rate senior notes interest rate 3.259% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.259%	3.259%	3.259%
Borrowings maturity	2023	2023
Borrowings	$ 17,566,474	$ 18,276,999
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%	1.50%
Borrowings maturity	2024	2024
Borrowings	$ 19,908,670	$ 20,713,932
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%	1.50%
Borrowings maturity	2026	2026
Borrowings	$ 17,566,473	$ 18,276,999
Euros [member] | Fixed rate senior notes interest rate 0.750% maturing 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.75%	0.75%	0.75%
Borrowings maturity	2027	2027
Borrowings	$ 23,421,965	$ 24,369,332
Euros [member] | Fixed rate senior notes interest rate 2.125% maturing 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%	2.125%	2.125%
Borrowings maturity	2028	2028
Borrowings	$ 15,224,277	$ 15,840,066
Euros [member] | Euro Nc10 series B capital securities interest rate 6.375% maturing 2073 [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.375%	6.375%	6.375%
Borrowings maturity	2073
Borrowings	$ 12,882,081	$ 13,403,133
Euros [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2022
Borrowings	$ 18,737,572
Euros [member] | Commercial Paper Interest Rate (0.23%)-(0.310%) Maturing 2021
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2021
Borrowings		$ 40,940,477
Euros [member] | Exchangable Bonds Interest Rate 0.000% Maturing 2024
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%		0.00%
Borrowings maturity	2024
Borrowings	$ 49,115,860
Euros [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.40%		0.40%
Euros [member] | Bottom of range [member] | Commercial Paper Four Interest Rate -0.230% - -0.310% maturing 2021
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		(0.23%)
Euros [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.45%		0.45%
Euros [member] | Top of range [member] | Commercial Paper Four Interest Rate -0.230% - -0.310% maturing 2021
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		(0.31%)
Pound sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 61,268,846	$ 59,993,720
Pound sterling [member] | Fixed rate senior notes interest rate 5.000% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%	5.00%	5.00%
Borrowings maturity	2026	2026
Borrowings	$ 13,924,738	$ 13,634,936
Pound sterling [member] | Fixed rate senior notes interest rate 5.750% maturing 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.75%	5.75%	5.75%
Borrowings maturity	2030	2030
Borrowings	$ 18,102,159	$ 17,725,417
Pound sterling [member] | Fixed rate senior notes interest rate 4.948% maturing 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.948%	4.948%	4.948%
Borrowings maturity	2033	2033
Borrowings	$ 8,354,843	$ 8,180,962
Pound sterling [member] | Fixed rate senior notes interest rate 4.375% maturing 2041 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2041	2041
Borrowings	$ 20,887,106	$ 20,452,405
Brazilian reais [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 20,286,578	$ 32,533,191
Brazilian reais [member] | Debenture 104.000% of CDI maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		104.000% of CDI
Borrowings maturity		2021
Borrowings		$ 4,222,597
Brazilian reais [member] | Debenture 104.250% of CDI maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		104.250% of CDI
Borrowings maturity		2021
Borrowings		$ 5,815,668
Brazilian reais [member] | Promissory Note CDI + 0.600% maturing 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		CDI + 0.600%
Borrowings maturity		2021
Adjustment of interbank certificate of deposit	0.60%
Borrowings		$ 1,381,941
Brazilian reais [member] | Promissory Note 106.000% of CDI maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	106.000% of CDI	106.000% of CDI
Borrowings maturity	2022
Borrowings	$ 7,376,937	$ 7,677,449
Brazilian reais [member] | Promissory Note 106.500% of CDI maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	106.500% of CDI
Brazilian reais [member] | Debenture 106.500% of CDI maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		106.500% of CDI
Borrowings maturity	2022	2022
Borrowings	$ 3,688,469	$ 3,838,725
Brazilian reais [member] | Debenture CDI + 0.960% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	CDI + 0.960%
Borrowings maturity	2022	2022
Adjustment of interbank certificate of deposit	0.96%
Borrowings	$ 9,221,172	$ 9,596,811
Brazilian reais [member] | Debenture CDI + 0.960% Maturing 2021
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		CDI + 0.960%
Borrowings maturity		2022
Japanese yen [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,325,617	$ 2,511,701
Japanese yen [member] | Fixed rate senior notes interest rate 2.950% maturing 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.95%	2.95%	2.95%
Borrowings maturity	2039	2039
Borrowings	$ 2,325,617	$ 2,511,701
Chilean pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,776,051	$ 4,078,453
Chilean pesos [member] | Fixed rate senior notes interest rate 3.961% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.961%	3.961%	3.961%
Borrowings maturity	2035	2035
Borrowings	$ 3,776,051	$ 4,078,453
Chilean pesos [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2022	2021
Borrowings	$ 7,419,372	$ 8,868,181
Chilean pesos [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 47,743	$ 57,266
Chilean pesos [member] | Bottom of range [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.70%	8.70%	8.70%
Borrowings maturity	2022	2021
Chilean pesos [member] | Top of range [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.97%	8.97%	8.97%
Borrowings maturity	2027	2027
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,101,668	$ 6,590,154
Less: Short-term debt and current portion of long-term debt	145,222,672
Long-term debt	$ 418,807,430
Other currencies [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	15.79%		15.79%
Borrowings maturity	2022
Borrowings	$ 80,279
Peruvian Soles [Member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2022	2021
Borrowings	$ 9,815,068	$ 17,094,079
Peruvian Soles [Member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.976%	1.20%	0.976%
Peruvian Soles [Member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.045%	1.45%	1.045%